Capital and funding - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2025	Nov. 26, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of liabilities arising from financial activities
Debt bond issued	€ 3,283		€ 188	€ 197
Bonds and other loans
Reconciliation of liabilities arising from financial activities
Debt bond issued	€ 3,077	€ (3)